TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Carryforward tax losses	$ 116,087	$ 120,253
Temporary differences relating to property, equipment and intangibles	7,622	7,990
Other	13,254	14,202
Gross deferred tax assets	136,963	142,445
Valuation allowance	(128,417)	(131,944)
Net deferred tax assets	8,546	10,501
Temporary differences relating to property, equipment and intangibles	(10,677)	(16,091)
Other	(525)	(724)
Gross deferred tax liabilities	(11,202)	(16,815)
Net deferred tax liabilities	(2,656)	(6,314)
Domestic
Foreign	$ (2,656)	$ (6,314)